Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 293	₨ 538
Operating tax loss carry-forward	4,074	4,590
Unrecognized Deferred Tax Assets And Liabilities	₨ 4,367	₨ 5,128